Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Significant Accounting Policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Partners’ consolidated balance sheets, statement of partner’s capital, statements of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Partners’ Annual Report for the year ended December 31, 2018 filed on Form 20-F with the U.S. Securities and Exchange Commission (“SEC”).

Reverse Stock Split:

On April 25, 2019, the unitholders of Navios Partners approved a 1-for-15 reverse stock split of all outstanding common and general partner units of the Company which was effected on May 21, 2019. The effect of the reverse stock split was to combine each 15 units of outstanding units into one new unit, and to reduce the number of common units outstanding from approximately 164.7 million units to approximately 11.0 million units. 1,058 common units were issued in connection with the reverse stock split. All issued and outstanding common and general partner units contained in the financial statements, in accordance with Staff Accounting Bulletin Topic 4C, have been retroactively adjusted to reflect the reverse split for all periods presented.

Principles of consolidation: The accompanying interim condensed consolidated financial statements include Navios Partners’ wholly owned subsidiaries incorporated under the laws of Marshall Islands, Malta, and Liberia from their dates of incorporation or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners’ consolidated financial statements.

Navios Partners also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, (ii) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of the entity.

The accompanying consolidated financial statements include the following entities:

		Country of incorporation	Statements of Operations
Company name	Vessel name		2019	2018
Libra Shipping Enterprises Corporation(5)	Navios Libra II	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Felicity Shipping Corporation(6)	Navios Felicity	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Gemini Shipping Corporation(1)	Navios Gemini S	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Galaxy Shipping Corporation(8)	Navios Galaxy I	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Palermo Shipping S.A.(2)	Navios Apollon	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 6/30	1/01 – 6/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Perigiali Navigation Limited	Navios Beaufiks	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Finian Navigation Co.	Navios Ace	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Casual Shipholding Co.	Navios Sol	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Fairy Shipping Corporation(3)	YM Utmost	Marshall Is.	—	1/01 – 6/30
Limestone Shipping Corporation(3)	YM Unity	Marshall Is.	—	1/01 – 6/30
Dune Shipping Corp.(4)	MSC Cristina	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Citrine Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Cavalli Navigation Inc.	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Seymour Trading Limited	Navios Altair I	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Goldie Services Company	Navios Symmetry	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	1/01 – 6/30	1/29 – 6/30
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01 – 6/30	—
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01 – 6/30	—
Chartered-in vessels
Cavos Navigation Co.(9)	Navios Libra	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Other
Prosperity Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Aldebaran Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
JTC Shipping and Trading Ltd.(7)	Holding Company	Malta	1/01 – 6/30	1/01 – 6/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 6/30	1/01 – 6/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	1/01 – 6/30

(1)The vessel was sold on December 21, 2017.

(2)The vessel was sold on April 21, 2017.

(3)The vessels were sold on July 2, 2018 (see Note 4 – Vessels, net).

(4)The vessel was sold on January 12, 2017.

(5)The vessel was sold on December 14, 2018 (see Note 4 – Vessels, net).

(6)The vessel was sold on December 4, 2018 (see Note 4 – Vessels, net).

(7)Not a vessel-owning subsidiary and only holds right to charter-in contracts.

(8)     The vessel was sold on April 23, 2019 (see Note 4 – Vessels, net).

(9)     The vessel was delivered on July 24, 2019 (see Note 18 – Subsequent Events).

Revenue and Expense Recognition: On January 1, 2018, the Company adopted the provisions of ASC 606 “Revenue from Contracts with Customers”. The guidance provides a unified model to determine how revenue is recognized. In doing so, the Company makes judgments including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation. Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. Revenues are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company’s contract revenues from time chartering and pooling arrangements are governed by ASU 2016-02 (ASC 842) “Leases”. Upon adoption of ASC 606 and ASC 842, the timing and recognition of earnings from the pool arrangements and time charter contracts to which the Company is party did not change from previous practice. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non lease component will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. As a result of the adoption of these standards, there was no effect on the Company’s opening retained earnings, Balance Sheets and Statements of Operations.

The Company’s revenues earned under voyage contracts (revenues for the transportation of cargo) were previously recognized ratably over the estimated relative transit time of each voyage. A voyage was deemed to commence when a vessel was available for loading and was deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Following the adoption of ASC 606, the Company recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. Revenue from voyage contracts amounted to $3,808 and $3,814 for the six month periods ended June 30, 2019 and 2018, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenue from time chartering of vessels amounted to $88,979 and $104,672 for the six month periods ended June 30, 2019 and 2018, respectively.

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement or when such revenue becomes determinable.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report.

Revenue from vessels operating in pooling and profit sharing arrangements amounted to $1,776 and $2,762 for the six month periods ended June 30, 2019 and 2018, respectively.

Recent Accounting Pronouncements:

In October 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-17, Consolidation (Topic 810): “Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU 2018-17”). ASU 2018-17 provides that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. This is consistent with how indirect interests held through related parties under common control are considered for determining whether a reporting entity must consolidate a VIE. For public business entities the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its disclosures to the consolidated financial statements.

In August 2018, FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”. This update modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, and earlier adoption is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its disclosures to the consolidated financial statements.

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. The standard is effective for interim and annual reporting periods beginning after December 15, 2019, although early adoption is permitted for interim and annual periods beginning after December 15, 2018. In November 2018, FASB issued ASU 2018-19“Codification Improvements to topic 326, Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. In April 2019, FASB issued ASU 2019-04 “Codification Improvements to topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”. In May 2019, FASB issued ASU 2019-05, “Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief”. The amendments in this update provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments-Credit Losses-Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments-Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement-Overall, and 825-10. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.